SUBSEQUENT EVENTS (Details Narrative)						12 Months Ended
	Apr. 04, 2024 USD ($) shares	Mar. 27, 2024 shares	Feb. 11, 2024 USD ($)	Feb. 09, 2024 USD ($) shares	Jan. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Feb. 09, 2024 ₪ / shares	Jan. 25, 2024 USD ($)	Jul. 25, 2023 USD ($)	Jul. 20, 2023 $ / shares shares	Mar. 31, 2022 $ / shares
Share issued price per share | $ / shares												$ 8.74
Keyarch Acquisition Corporation [Member]
Redemption price per share | $ / shares						$ 10.10					$ 10.50
Public shares outstanding | shares											2,377,318
Aggregate principal amount										$ 180,000
Deposits on trust account										$ 30,000
Investment income						$ 3,656,444	$ 1,701,869
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member]
Public shares redeemed | shares	2,000,000	2,010,480			337,446
Redemption price per share | $ / shares					$ 10.91
Aggregate redemption amount					$ 3,682,927.61
Public shares outstanding | shares					2,039,872
Aggregate principal amount									$ 150,000
Deposits on trust account									150,000
Share issued price per share | ₪ / shares								₪ 0.00025
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Second Revenue Milestone [Member]
Revenue				$ 10,000,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Third Revenue Milestone [Member]
Revenue				$ 15,000,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Maximum [Member]
Ordinary share | shares				4,000,000
Investment income			$ 13,000,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Extension One [Member]
Deposits on trust account									25,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Extension Two [Member]
Deposits on trust account									25,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | Extension Three [Member]
Deposits on trust account									$ 25,000
Subsequent Event [Member] | Keyarch Acquisition Corporation [Member] | BCM Agreement [Member]
Amendment fee	$ 1,500,000
Paid in cash	660,000
Remaining debt amount	$ 840,000